Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 29, 2018 to each of

the Statutory Prospectuses for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and

Administrative Class Shares of Allianz Funds Multi-Strategy Trust, Dated February 1, 2018 (as supplemented thereafter);

the Statutory Prospectus for Class R6, Institutional Class and Class P Shares of AllianzGI Core Bond Fund,

AllianzGI Core Plus Bond Fund and AllianzGI Preferred Securities and Income Fund, Dated March 7, 2018; and

the Statutory Prospectus for Class A, Institutional Class and Class P Shares of AllianzGI Short Term Bond Fund,

Dated June 14, 2018

Disclosure Relating to All Series

Effective September 1, 2018, all references in the Prospectus to the mailing address of “P.O. Box 8050, Boston, MA 02266-8050” are hereby deleted and replaced with the mailing address of “P.O. Box 219723, Kansas City MO 64121-9723”.

Effective September 1, 2018, all references in the Prospectus to the mailing address of “330 W. 9th Street, Kansas City, MO 64105” are hereby deleted and replaced with the mailing address of “430 W. 7th Street, Ste. 219968, Kansas City, MO 64105-1407”.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 29, 2018 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as revised June 14, 2018) (as supplemented thereafter)

Disclosure Relating to All Series

Effective September 1, 2018, all references in the Statement of Additional Information to the mailing address of “P.O. Box 8050, Boston, MA 02266-8050” are hereby deleted and replaced with the mailing address of “P.O. Box 219723, Kansas City MO 64121-9723”.

Effective September 1, 2018, all references in the Statement of Additional Information to the overnight mailing address of “30 Dan Road, Canton, MA 02021-2809” are hereby deleted and replaced with the mailing address of “430 W. 7th Street, Suite 219723, Kansas City, MO 64105-1407”.

Effective September 1, 2018, all references in the Statement of Additional Information to the mailing address of “330 W. 9th Street, Kansas City, MO 64105” are hereby deleted and replaced with the mailing address of “430 W. 7th Street, Ste. 219968, Kansas City, MO 64105-1407”.

Please retain this Supplement for future reference.